Concentration	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 16 - CONCENTRATION	For the fiscal year ended March 31, 2013 and 2012, 100% of the Company’s revenue is generated from license fees from two customers, Anvil International and 3D Conversion Rights.